35. Fee and commission expense (Tables)	12 Months Ended
Dec. 31, 2020
Fee And Commission Expense
Amount of all fees and commissions paid or payable in the year

The breakdown of the balance of this item is as follows:

Thousand of reais	2020	2019	2018

Commissions assigned to third parties (1)	2,685,005	3,639,239	2,364,119
Other fees and commissions	1,693,488	1,040,066	1,232,174
Total	4,378,493	4,679,306	3,596,293

(1) Composed, mainly, by credit cards.